LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 7,156	$ 8,979
Operating lease liabilities, current	846	931
Operating lease liabilities, long-term	$ 6,443	$ 8,186
Weighted average remaining lease term (in years)	4 years 2 months 15 days	3 years 10 months 24 days
Weighted average discount rate	5.58%	5.23%